Related party transactions - Summary of Remuneration Explanatory (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020 [2]	Dec. 31, 2019
Supervisory board [member]
Disclosure of Remuneration Expenses [Line Items]
Key management personnel compensation	[1]	€ 0.9	€ 0.8	€ 1.0
Executive board [member]
Disclosure of Remuneration Expenses [Line Items]
Key management personnel compensation		4.9	5.9	5.8
Key management [member]
Disclosure of Remuneration Expenses [Line Items]
Key management personnel compensation		27.2	24.8	26.3
Fixed compensation [member]
Disclosure of Remuneration Expenses [Line Items]
Key management personnel compensation		16.8	14.2	14.3
Cash based variable compensation [member]
Disclosure of Remuneration Expenses [Line Items]
Key management personnel compensation		3.4	3.3	3.6
Share based variable compensation [member]
Disclosure of Remuneration Expenses [Line Items]
Key management personnel compensation		3.1	2.9	3.2
Pension contributions [member]
Disclosure of Remuneration Expenses [Line Items]
Key management personnel compensation		2.8	3.2	3.9
Other benefits [member]
Disclosure of Remuneration Expenses [Line Items]
Key management personnel compensation		€ 1.1	€ 1.2	€ 1.3

[1]	Based on a Decree of the Dutch State Secretary of Finance which came into force as from May 7, 2021, the Supervisory Board fees were not subject to Dutch VAT anymore, retroactively as from June 13, 2019. Therefore, Aegon has not paid Dutch VAT anymore on the fees of the Supervisory Board Members as from Q2 2021. Additionally, Aegon reclaimed VAT for the period Q3 2019 - Q1 2021, except for its Supervisory Board members based in the Netherlands for practical reasons. The 2019 and 2020 amounts were restated in this table for this VAT reclaim.
[2]	Retroactively, fixed compensation in 2020 included sign-on expenses and other benefits in 2020 included mandatory local social security expenses for Key Management members that were not included in this table last year.